SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

18. SHARE-BASED COMPENSATION

Share options granted by NIP Group Inc. to optionees

In December 2019, the shareholders of Shenzhen VF approved and adopted the Stock Incentive Plan (“the 2019 Plan”), under which Mario Yau Kwan Ho (“founder, chairman of board, and major shareholder of the Group”) transferred 15% equity interest of Shenzhen VF to a newly established entity at a consideration of RMB 1 as an incentive platform. The 2019 Plan allows the incentive platform to grant options of Shenzhen VF to its directors, employees, and non-employees etc. (collectively, the “Optionees”) to acquire equity interest of Shenzhen VF at an exercise price of nil. The options have a contractual term of four years.

In connection with the Reverse Acquisition on March 18, 2021, Wuhan ESVF amended and restated the 2019 Plan, adopting the Amended 2019 Plan. In connection with the closing of the Reverse Acquisition, each stock option outstanding under the 2019 Plan immediately prior to the closing of the Reverse Acquisition was converted into an option to purchase a number of equity interest of Wuhan ESVF equal to the aggregate number of equity interest for which such stock option was exercisable immediately prior to the closing of the Reverse Acquisition multiplied by an exchange ratio.

As a result, the options to purchase 15% equity interest of Shenzhen VF prior to the closing of the Reverse Acquisition under the 2019 Plan were converted into options to purchase 7.5952% of equity interest of Wuhan ESVF. The exercise price of such options modified remained unchanged, which was nil.

The conversion of the incentive stock options of Shenzhen VF under the Amended 2019 Plan into incentive stock options of Wuhan ESVF was deemed a modification at closing of Reverse Acquisition. There is no incremental compensation cost of the modification.

After the Reorganization in July 2021, all share options granted by Wuhan ESVF during the period between 2019 and the first half of 2021 were replaced by share options granted by the Company. One share of equity interest changed to 98.69 ordinary shares of the Company, and through this, the shareholding percentage of the Group was unchanged.

The Reorganization did not change the classification and vesting condition of share-based awards as equity instruments. And all other inputs to the fair value of share options remain the same. No additional share-based compensation expenses were recognized as there was no incremental fair value change immediately before and after the Reorganization. Therefore, the Reorganization awards should be accounted for in the same way as its original awards.

On January 1, 2023, the Company granted options to its employee to purchase equity interest of 1,725,132 of the Company’s Ordinary Shares at an exercise price of nil under the 2019 Plan, which was equivalent to 2.67% equity interest of the Company. All these options granted became exercisable immediately on grant date.

In June 2024, the Company adopted the 2024 Share Incentive Plan, or the 2024 Plan, for the purpose of granting share-based compensation awards to employees, directors and consultants to incentivize their performance and align their interests with the Company. The maximum aggregate number of Class A ordinary shares which may be issued pursuant to all awards under the 2024 Plan is 11,956,812.

Share-based compensation is measured based on the fair value of the Company’s ordinary shares at the grant date of the award, which is estimated using the income approach and equity allocation method. Estimation of the fair value of the Company’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, discount rate, risk-free interest rate and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the equity allocation model based on option pricing model with probability-weighted scenario analysis with respect to the fair value of 100% equity interest estimated using the discounted cash flow method under income approach. The fair value of these awards was determined by management with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.

The assumptions used to estimate the fair value of the share options granted during the periods presented are as follows:

	For the Years Ended December 31,
	2022	2023	2024
Expected volatility	-	75,89%	-
Expected term (in years)	-	2.09	-
Risk-free interest rate per annum	-	2.35%	-

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

18. SHARE-BASED COMPENSATION - Continued

A summary of the share options activity for the year ended December 31, 2022, 2023 and 2024 is presented below:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average grant date fair value
		USD	In years	USD	USD
Outstanding, December 31, 2021	1,763,507	-	2	4,795,157	$1.54
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Outstanding, December 31, 2022	1,763,507	-	1	6,252,693	1.54
Granted	1,725,132	-	-	-	3.55
Exercised	(3,488,639)	-	-	-	2.53
Forfeited	-	-	-	-	-
Outstanding at December 31, 2023	-	-	-	-	-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Outstanding at December 31, 2024	-	-	-	-	-
Exercisable at December 31, 2024	-	-	-	-	-

* The shares are presented on a retroactive basis to reflect the stock split (Note 16)

The Group recognized compensation expense for the years ended December 31, 2022, 2023 and 2024 were $165,721, $6,122,348 and nil, respectively.

On January 10, 2023, all the granted and vested shares have been exercised. As of December 31, 2023 and 2024, there was no unrecognized compensation cost related to unvested share options.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)